                                                    Registration No. 333-77115
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                          --------------------------

                                   FORM N-3



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         | |


                        Pre-Effective Amendment No. __                     | |



                        Post-Effective Amendment No. 1                     |X|


                                    AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     | |


        Amendment No. __                                                   | |

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                          --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Name of Insurance Company)
             1290 Avenue of the Americas, New York, New York 10104
         (Address of Insurance Company's Principal Executive Offices)
             Telephone Number, including Area Code: (212) 554-1234

                          --------------------------

                                  ROBIN WAGNER
                                     COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                          --------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
             1050 Connecticut Avenue, N.W., Washington, D.C. 20036

                          --------------------------


         Approximate Date of Proposed Public Offering: As soon as Practicable after the effective date of this registration statement.

         It is proposed that this filing will become effective (check appropriate box)

        [X] immediately upon filing pursuant to paragraph (b)

        [ ] on (date) pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1)

        [ ] 75 days after filing pursuant to paragraph (a)(2)

        [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest under group annuity contracts.

             AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM

                        SUPPLEMENT DATED OCTOBER 25, 1999
                         TO PROSPECTUS DATED MAY 1, 1999

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


THIS SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1999 RELATING TO ALL INVESTMENT OPTIONS AVAILABLE UNDER THE AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM, EXCEPT THE EQUITY INDEX FUND AND THE LIFECYCLE FUNDS, SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

All defined terms herein have the meaning applied to them in the prospectus unless we indicate otherwise.

This supplement provides information on:

(1)  A new investment fund under the Program--the ADA Blue Chip Growth Fund; and

(2)  Updated information "About our year 2000 progress."

(1) THE NEW INVESTMENT FUND

ADA BLUE CHIP GROWTH FUND: At the request of the Trustees, we have established a new investment fund that will operate as a subaccount of Separate Account No.
206. The new investment fund, named the ADA Blue Chip Growth Fund, will invest in shares of Invesco Blue Chip Growth Fund, a growth fund that will become one of the Underlying Mutual Funds available in the Program. The ADA Blue Chip Growth Fund is expected to be available on or about October 25, 1999.

Separate Account No. 206, as the Equity Income Fund, has only invested in shares of Putnam Equity Income Fund. The Equity Income Fund will become a subaccount of Separate Account No. 206 and continue to invest in shares of Putnam Equity Income Fund. Thus, Separate Account No. 206 will have two subaccounts: the Equity Income Fund and the ADA Blue Chip Growth Fund. The Trustees may request that we make additional investment funds, as new subaccounts of Separate Account No. 206, or other investment options, available in the Program in the future.

THE FOLLOWING SENTENCE REPLACES THE SECOND SENTENCE OF THE SECOND PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS:

Twelve investment options - nine investment funds and three guaranteed options are available under the plans.

THE FOLLOWING REPLACES THE CHART OF "INVESTMENT FUNDS" ON THE COVER PAGE OF THE
PROSPECTUS:

----------------------------------------------------------------------------------------------------
                                     Investment Funds
----------------------------------------------------------------------------------------------------
o GROWTH EQUITY FUND               o EQUITY INDEX FUND          o ADA BLUE CHIP GROWTH FUND
---------------------------------- ---------------------------- ------------------------------------
o AGGRESSIVE EQUITY FUND           o REAL ESTATE FUND           o LIFECYCLE FUND - MODERATE
---------------------------------- ---------------------------- ------------------------------------
o ADA FOREIGN FUND                 o EQUITY INCOME FUND         o LIFECYCLE FUND - CONSERVATIVE
---------------------------------- ---------------------------- ------------------------------------


THE FOLLOWING SENTENCE REPLACES THE FIRST SENTENCE OF THE FIFTH PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS:

The Aggressive Equity Fund, ADA Foreign Fund, Equity Index Fund, Equity Income Fund and ADA Blue Chip Growth Fund respectively invest in shares of the following mutual funds: MFS Emerging Growth Fund, Templeton Foreign Fund--Class A, State Street Global Advisors (SSgA) S&P 500 Index Fund, Putnam Equity Income Fund and Invesco Blue Chip Growth Fund ("Underlying Mutual Funds").

IN "THE PROGRAM AT A GLANCE - KEY FEATURES" SECTION ON PAGE 4 OF THE PROSPECTUS, ADD THE FOLLOWING BULLET UNDER "PROFESSIONAL INVESTMENT MANAGEMENT":

o  Invesco Funds Group, Inc.

THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE THIRD PARAGRAPH ON PAGE 6 OF THE PROSPECTUS:

No investment management fees are paid to us by the Aggressive Equity Fund, ADA Foreign Fund, Equity Index Fund, Equity Income Fund, ADA Blue Chip Growth Fund or Lifecycle Funds.

THE FOLLOWING SENTENCE REPLACES THE HEADING AND THE FIRST SENTENCE OF THE LAST PARAGRAPH ON PAGE 6 OF THE PROSPECTUS:

AGGRESSIVE EQUITY, ADA FOREIGN, EQUITY INDEX, EQUITY INCOME AND ADA BLUE CHIP GROWTH FUNDS

The Aggressive Equity, ADA Foreign, Equity Index, Equity Income and ADA Blue Chip Growth Funds each invest in shares of an Underlying Mutual Fund.

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE ON PAGE 7 OF THE PROSPECTUS:

                        PROGRAM                           INVESTMENT
                        EXPENSE      ADMINISTRATION       MANAGEMENT       OTHER
                         CHARGE           FEE                 FEE        EXPENSES    12B-1 FEE      TOTAL
ADA Blue Chip
Growth Fund              0.64%          0.15%(11)            None          0.10%        None        0.89%(11)
Invesco Blue Chip
Growth Fund (10)         None           None                 0.56%         0.23%        0.25%       1.04%
                      -----------------------------------------------------------------------------------------
TOTAL                    0.64%          0.15%(11)            0.56%         0.33%        0.25%       1.93%(11)
---------------------------------------------------------------------------------------------------------------

(10)   Source: Invesco Blue Chip Growth Fund prospectus dated January 1, 1999.

(11) The Invesco Blue Chip Growth Fund--Class A Rule 12b-1 plan is described in the Invesco Blue Chip Growth Fund's prospectus. Invesco Blue Chip Growth Fund pays Equitable Life an amount equal to the 0.25% Rule 12b-1 fee for services Equitable Life performs for Invesco Blue Chip Growth Fund. Equitable Life has waived the 0.15% administration fee applicable to the ADA Blue Chip Growth Fund and will use the payment from Invesco Blue Chip Growth Fund to defray administrative expenses associated with the Program's operations and to fund Program enhancements. The agreement and waiver are expected to be in effect for an indefinite period, but these arrangements are subject to termination by either party upon notice.

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING "FINANCIAL STATEMENTS OF INVESTMENT FUNDS" ON PAGE 10 OF THE
PROSPECTUS:

Financial statements for the Equity Income Fund (Separate Account No. 206) and the ADA Blue Chip Growth Fund (Separate Account No. 206) are not included as these Funds have not previously been available under the Program.

THE FOLLOWING REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH ON PAGE 11 OF THE PROSPECTUS:

You may choose from TWELVE INVESTMENT OPTIONS under the Program. These are the Real Estate Fund and the other eight investment funds we call the "Equity Funds." You can also choose from three guaranteed options: a 3-year Guaranteed Rate Account and a 5-Year Guaranteed Rate Account ("GRAs"), and our Money Market Guarantee Account.

THE FOLLOWING REPLACES THE HEADING "THE AGGRESSIVE EQUITY, ADA FOREIGN, EQUITY INDEX AND EQUITY INCOME FUNDS" AND THE FIRST SENTENCE UNDER SUCH HEADING ON PAGE 13 OF THE PROSPECTUS:

THE AGGRESSIVE EQUITY, ADA FOREIGN, EQUITY INDEX, EQUITY INCOME AND ADA BLUE CHIP GROWTH FUNDS

The Aggressive Equity, ADA Foreign, Equity Index, Equity Income and ADA Blue Chip Growth Funds each invest in shares of an Underlying Mutual Fund.

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE ON PAGE 13 OF THE PROSPECTUS:

                                               UNDERLYING MUTUAL FUND
--------------------------------------------------------------------------------
INVESTMENT FUND       NAME                  OBJECTIVE           ADVISER
--------------------------------------------------------------------------------
ADA Blue Chip         Invesco Blue Chip     Long term Capital   Invesco Funds
Growth Fund           Growth Fund           growth              Group, Inc.


THE FOLLOWING DISCLOSURE REPLACES THE PARAGRAPH FOLLOWING THE TABLE ON PAGE 13 OF THE PROSPECTUS:

Each of the Underlying Mutual Funds has been selected by the ADA Trustees. We have no investment management responsibilities for the Aggressive Equity, ADA Foreign, Equity Index, Equity Income or ADA Blue Chip Growth Funds. As to those Funds, we act in accordance with the investment policies established by the ADA Trustees.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 15 OF THE PROSPECTUS:

The ADA Trustees may change the investment objectives of the Aggressive Equity, ADA Foreign, Equity Index, Equity Income, ADA Blue Chip Growth and the Lifecycle Funds.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 15 OF THE PROSPECTUS:

If the MFS Emerging Growth Fund, Templeton Foreign Fund, Putnam Equity Income Fund, Invesco Blue Chip Growth Fund or the SSgA S&P 500 Index Fund holds a meeting of shareholders, we will vote shares held in the corresponding Equity Fund in accordance with instructions received from employers, participants or trustees, as the case may be.

THE FOLLOWING REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 28 OF THE PROSPECTUS:

However, there may be a delay for withdrawals from the Aggressive Equity Fund, ADA Foreign Fund, Equity Index Fund, Equity Income Fund, ADA Blue Chip Growth Fund or the Lifecyle Funds if there is any delay in redemptions from the related Underlying Mutual Fund, or with respect to the Lifecycle Funds, from the Lifecycle Fund Group Trusts in which they invest.

THE FOLLOWING IS ADDED TO THE FEE TABLE ON PAGE 34 OF THE PROSPECTUS:

                                                                    TYPE OF FEE
------------------------------------------------------------------------------------------------
                                VALUE OF PROGRAM     INVESTMENT
      FUND                        FUND ASSETS        MANAGEMENT      ADMINISTRATION      TOTAL
------------------------------------------------------------------------------------------------
ADA Blue Chip Growth Fund         All amounts           --               .15(4)          .15(4)


(4) We currently waive the .15% administration fee that applies to the ADA Blue Chip Growth Fund. Invesco Funds Group however, pays us an annual amount of up to 0.25% of the average daily net assets of the ADA Program invested in the Invesco Blue Chip Equity Fund. We use this payment to defray administrative expenses associated with the Program's operations and to fund Program enhancements. The waiver and payment agreement are expected to be in effect for an indefinite period, but both are subject to termination by either party upon notice.

THE FOLLOWING REPLACES THE LAST PARAGRAPH ON PAGE 34 OF THE PROSPECTUS:

The Aggressive Equity, ADA Foreign, Equity Index, Equity Income and ADA Blue Chip Growth Funds purchase and redeem shares in the MFS Emerging Growth Fund, Templeton Foreign Fund--Class A, SSgA S&P 500 Index Fund, Putnam Equity Income Fund and Invesco Blue Chip Growth Fund at net asset value. The net asset value reflects charges for management, audit, legal, shareholder services, transfer agent and custodian fees. For a description of charges and expenses assessed by the MFS Emerging Growth Fund, Templeton Foreign Fund--Class A, the SSgA S&P 500 Index Fund, Putnam Equity Income Fund and Invesco Blue Chip Growth Fund which are indirectly borne by the Funds, please refer to the prospectuses for each of these Underlying Mutual Funds.

THE FOLLOWING REPLACES THE THIRD SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "ABOUT THE SEPARATE ACCOUNTS" ON PAGE 38 OF THE PROSPECTUS:

We established Separate Account No. 206 in June 1999 as the Equity Income Fund. The Fund commenced operations in July 1999. The format of Separate Account No. 206 has been changed to provide for subaccounts. The ADA Blue Chip Growth Fund is expected to commence operations on or about October 25, 1999 as a subaccount of Separate Account No. 206. The Equity Income Fund will continue operations as a subaccount of Separate Account No. 206. Other subaccounts may be added in the future.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE LAST PARAGRAPH ON PAGE 38 OF THE PROSPECTUS:

The Aggressive Equity, ADA Foreign, Equity Index, Equity Income, ADA Blue Chip Growth and Lifecycle Funds are used exclusively in the ADA Program.

(2) ABOUT OUR YEAR 2000 PROGRESS

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT OUR YEAR 2000 PROGRESS" ON PAGE 39 OF THE PROSPECTUS:

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on, or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business, and substantially all vendors and service providers considered non-critical, have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. If confirmation is not received from any of the remaining non-critical vendors or service providers, the vendor or service provider will be replaced, eliminated or the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the system of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271)(1998).

          Supplement dated May 1, 1999 to Prospectus dated May 1, 1999
    ------------------------------------------------------------------------

                          MEMBERS RETIREMENT PROGRAMS

                          funded under contracts with
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 Avenue of the Americas, New York, New York 10104
                        Toll-Free Telephone 800-223-5790


                       ----------------------------------

                           VARIABLE ANNUITY BENEFITS

                       ----------------------------------


           This Prospectus Supplement should be read and retained for future reference by Participants in the Members Retirement
                     Programs who are considering variable
                   annuity payment benefits after retirement.

                This Prospectus Supplement is not authorized for
                 distribution unless accompanied or preceded by
                    the Prospectus dated May 1, 1999 for the
                    appropriate Members Retirement Program.


------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              RETIREMENT BENEFITS

         When you become eligible to receive benefits under a Members Retirement Program, you may select one or more of the following forms of distribution, which are available in variable or fixed form. The law requires that if the value of your Account Balance is more than $5,000, you must receive a Qualified Joint and Survivor Annuity unless your Spouse consents to a different election.

         Life Annuity - annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

         Life Annuity Period Certain - an annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

         Joint and Survivor Annuity - Period Certain - an annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

How Annuity Payments are Made

         When your distribution of benefits under an annuity begins, your Units in the Funds are redeemed. Part or all of the proceeds, plus part or all of your Account Balance in the General Account Options, may be used to purchase an annuity. The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, a $350 charge will be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application and with issuing each month's annuity payment. Applicable premium taxes will also be deducted.

Annuity payments may be fixed or variable.

         FIXED ANNUITY PAYMENTS. Fixed annuity payments are determined from our annuity rate tables in effect at the time the first annuity payment is made. The minimum amount of the fixed payments is determined from tables in our contract with the Trustees, which show the amount of proceeds necessary to purchase each $1 of monthly annuity payments (after deduction of any applicable taxes and the annuity administrative charge). These tables are designed to determine the amounts required to pay for the annuity selected, taking into account our administrative and investment expenses and mortality and expense risks. The size of your payment will depend upon the form of annuity chosen, your age and the age of your beneficiary if you select a joint and survivor annuity.
         If our current group annuity rates for payment of proceeds would produce a larger payment, those rates will apply instead of the minimums in the contract tables. If we give any group pension client with a qualified plan a better annuity rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case. Under our contract with the Trustees, we may change the tables but not more frequently than once every five years. Fixed annuity payments will not fluctuate during the payment period.

         VARIABLE ANNUITY PAYMENTS. Variable annuity payments are funded through our Separate Account No. 4 (Pooled) (the "Fund"), through the purchase of Annuity Units. The number of Annuity Units purchased is equal to the amount of the first annuity payment divided by the Annuity Unit Value for the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of Annuity Units stays the same throughout the payment period for the variable annuity but the Annuity Unit Value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Fund, after adjustment for an assumed base rate of return of 5-3/4%, described below.

         The amounts of variable annuity payments are determined as follows:
Payments normally start as of the first day of the second calendar month following our receipt of the proper forms. The first two monthly payments are the same.

         Payments after the first two will vary according to the investment performance of the Fund. Each monthly payment will be calculated by multiplying the number of Annuity Units credited to you by the Annuity Unit Value for the first business day of the calendar month before the due date of the payment.

         The Annuity Unit Value was set at $1.1553 as of July 1, 1969, the first day that Separate Account No. 4 (Pooled) was operational. For any month after that date, it is the Annuity Unit Value for the preceding month multiplied by the change factor for the current month. The change factor gives effect to the assumed annual base rate of return of 4-3/4% and to the actual investment experience of the Fund.

         Because of the adjustment for the assumed base rate of return, the Annuity Unit Value rises and falls depending on whether the actual rate of investment return is higher or lower than 5-3/4%.

         Illustration of Changes in Annuity Payments. To show how we determine variable annuity payments from month to month, assume that the amount you applied to purchase an annuity is enough to fund an annuity with a monthly payment of $363 and that the Annuity Unit Value for the due date of the first annuity payment is $1.05. The number of annuity units credited under your certificate would be 345.71 (363 divided by 1.05 = 345.71). If the third monthly payment is due on March 1, and the Annuity Unit Value for February was $1.10, the annuity payment for March would be the number of units (345.71) times the Annuity Unit Value ($1.10), or $380.28. If the Annuity Unit Value was $1.00 on March 1, the annuity payment for April would be 345.71 times $1.00 or $345.71.

Summary of Annuity Unit Values for the Fund

         This table shows the Annuity Unit Values with an assumed based rate of return of 5 3/4%.

                First Business Day of          Annuity Unit Value
                ---------------------          ------------------
                     October 1987                   $4.3934
                     October 1988                   $3.5444
                     October 1989                   $4.8357
                     October 1990                   $3.8569
                     October 1991                   $5.4677
                     October 1992                   $5.1818
                     October 1993                   $6.3886
                     October 1994                   $6.1563
                     October 1995                   $7.4970
                     October 1996                   $8.0828
                     October 1997                  $11.0300
                     October 1998                   $7.5963

                                    THE FUND

         The Fund (Separate Account No. 4 (Pooled)) was established pursuant to the Insurance law of the State of New York in 1969. It is an investment account used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs administered by us.

         For a full description of the Fund, its investment policies, the risks of an investment in the Fund and information relating to the valuation of Fund assets, see the description of the Fund in our May 1, 1999 prospectus and the Statement of Additional Information.

                               INVESTMENT MANAGER

The Manager

         We, Equitable Life, act as Investment Manager to the Fund. As such, we have complete discretion over Fund assets and we invest and reinvest these assets in accordance with the investment policies described in our May 1, 1999 prospectus and Statement of Additional Information.

         We are a New York stock life insurance company with our Home Office at 1290 Avenue of the Americas, New York, New York 10104. Founded in 1859, we are one of the largest insurance companies in the United States. Equitable Life, our sole stockholder Equitable Companies, Inc., and their subsidiaries managed assets of approximately $347.5 billion as of December 31, 1998, including third party assets of $262.5 billion.

Investment Management

         In providing investment management to the Fund, we currently use the personnel and facilities of our majority owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services. For a description of Alliance, see our May 1, 1999 Members Retirement Program prospectus.

Fund Transactions

         The Fund is charged for securities brokers commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for the Fund are executed primarily through brokers which are selected by Alliance/Equitable Life and receive commissions paid by the Fund. For 1998, 1997 and 1996, the Fund paid $4,288,187, $3,698,148 and $5,682,578, respectively, in brokerage commissions. For a full description of our policies relating to the selection of brokers, see the description of the fund in our May 1, 1999 Statement of Additional Information.

                              FINANCIAL STATEMENTS

                  The financial statements of the Fund reflect applicable fees, charges and other expenses under the Members Retirement Programs as in effect during the periods covered, as well as the charges against the account made in accordance with the terms of all other contracts participating in the account.


Separate Account No. 4 (Pooled):                                   Page

Report of Independent Accountants - PricewaterhouseCoopers LLP        7

        Statement of Assets and Liabilities,
             December 31, 1998                                        8

        Statement of Operations and Changes in Net Assets
             for the Years Ended December 31, 1998 and 1997           9

        Portfolio of Investments
             December 31, 1998                                       10

        Notes to Financial Statements                                15

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account No. 4 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Separate Account No. 4 (Pooled) (The Growth Equity Fund) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 1998, its results of operations and changes in net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO.4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statement of Assets and Liabilities
December 31, 1998
-------------------------------------------------------------------------------

ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at market value (cost: $1,914,414,699) .................................    $2,098,464,735
 Preferred stocks -- at market value (cost: $841,125) ....................................           934,875
 Participation in Separate Account No.2A -- at amortized cost, which approximates market value, equivalent to 8,358
  units at $285.54 .......................................................................         2,386,642
Receivables:
 Securities sold .........................................................................        22,404,246
 Dividends ...............................................................................         1,027,478
-------------------------------------------------------------------------------------------------------------

  Total assets ...........................................................................     2,125,217,976
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
 Securities purchased ....................................................................         3,784,147
 Due to Equitable Life's General Account .................................................         7,913,160
 Custodian fee payable ...................................................................            27,461
 Investment management fees payable ......................................................             5,210
Accrued expenses .........................................................................           440,812
Amount retained by Equitable Life in Separate Account No. 4 (Note 1) .....................         1,271,958
-------------------------------------------------------------------------------------------------------------
  Total liabilities ......................................................................        13,442,748
-------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 1):
Net assets attributable to participants' accumulations ...................................     2,072,991,897
Reserves and other liabilities attributable to annuity benefits ..........................        38,783,331
-------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................................    $2,111,775,228
=============================================================================================================


See Notes to Financial Statements.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Operations and Changes in Net Assets


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                                  1998               1997
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld -- 1998: $199,170 and 1997: $2,138) .............   $   12,224,979     $   13,385,197
Interest .................................................................................          477,732            845,517
--------------------------------------------------------------------------------------------------------------------------------
Total ....................................................................................       12,702,711         14,230,714
EXPENSES (NOTE 4) ........................................................................      (18,036,108)       (19,783,932)
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS ......................................................................       (5,333,397)        (5,553,218)
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions ............................      424,897,105        372,430,956
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments and foreign currency transactions:
 Beginning of year .......................................................................      690,125,231        448,580,808
 End of year .............................................................................      184,143,786        690,125,231
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation ...........................................     (505,981,445)       241,544,423
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................      (81,084,340)       613,975,379
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to operations .............................      (86,417,737)       608,422,161
--------------------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ............................................................................      451,738,195        546,890,479
Withdrawals ..............................................................................     (897,373,357)      (969,496,108)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals .....................     (445,635,162)      (422,605,629)
--------------------------------------------------------------------------------------------------------------------------------
(Increase) in accumulated amount retained by Equitable Life in Separate Account No. 4
 (Note 1) ................................................................................         (153,300)          (360,863)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS ........................................................     (532,206,199)       185,455,669
NET ASSETS -- BEGINNING OF YEAR ..........................................................    2,643,981,427      2,458,525,758
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ................................................................   $2,111,775,228     $2,643,981,427
==============================================================================================================================


See Notes to Financial Statements.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)

OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1998


-------------------------------------------------------------------------------------
                                                         NUMBER OF        MARKET
                                                           SHARES          VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS -- SPECIALTY (0.1%)
Crompton & Knowles Corp. ............................       97,800     $  2,023,238
                                                                       ------------
TOTAL BASIC MATERIALS (0.1%) ........................                     2,023,238
                                                                       ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (3.2%)
United States Filter Corp. * ........................    3,000,000       68,625,000
                                                                       ------------
PRINTING, PUBLISHING & BROADCASTING (1.6%)
CBS Corp. ...........................................    1,000,000       32,750,000
                                                                       ------------
PROFESSIONAL SERVICES (0.1%)
Nielsen Media Research, Inc. ........................      163,100        2,935,800
                                                                       ------------
TRUCKING, SHIPPING (0.2%)
Knightsbridge Tankers Ltd. ..........................      150,000        3,121,875
Marine Transport Corp. * ............................       50,000          112,500
OMI Corp. * .........................................      500,000        1,625,000
                                                                       ------------
                                                                          4,859,375
                                                                       ------------
TOTAL BUSINESS SERVICES (5.1%) ......................                   109,170,175
                                                                       ------------
CAPITAL GOODS
AEROSPACE (0.2%)
Loral Space & Communications Ltd. * .................      250,000        4,453,125
                                                                       ------------
TOTAL CAPITAL GOODS (0.2%) ..........................                     4,453,125
                                                                       ------------
CONSUMER CYCLICALS
AIRLINES (8.6%)
Alaska Air Group, Inc. * ............................      200,000        8,850,000
America West Holdings Corp. (Class B) * .............      350,000        5,950,000
Continental Airlines, Inc. (Class B) * ..............    3,399,997      113,899,900
Northwest Airlines Corp. (Class A) * ................    2,100,000       53,681,250
                                                                       ------------
                                                                        182,381,150
                                                                       ------------
APPAREL, TEXTILE (2.2%)
Nautica Enterprises, Inc. * .........................      114,200        1,713,000
Tommy Hilfiger Corp. * ..............................      650,000       39,000,000
Unifi, Inc. .........................................      200,000        3,912,500
Wolverine World Wide, Inc. ..........................      154,600        2,048,450
                                                                       ------------
                                                                         46,673,950
                                                                       ------------
AUTO RELATED (7.7%)
Budget Group, Inc. * ................................      250,000        3,968,750
Circuit City Stores, Inc. -- CarMax Group * .........      490,200        2,665,462
Dana Corp. ..........................................      300,000       12,262,500

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments -- (Continued)
December 31, 1998


-------------------------------------------------------------------------------------
                                                     NUMBER OF        MARKET
                                                       SHARES          VALUE
-------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. * .........      841,700     $ 10,836,887
Republic Industries, Inc. * .....................    9,000,000      132,750,000
                                                                   ------------
                                                                    162,483,599
                                                                   ------------
FOOD SERVICES, LODGING (0.9%)
Extended Stay America, Inc. * ...................    1,660,000       17,430,000
Suburban Lodges of America, Inc. * ..............       35,000          286,563
                                                                   ------------
                                                                     17,716,563
                                                                   ------------
HOUSEHOLD FURNITURE, APPLIANCES (1.6%)
Industrie Natuzzi Spa (ADR) .....................    1,011,000       25,148,625
Newell Co. ......................................      200,000        8,250,000
                                                                   ------------
                                                                     33,398,625
                                                                   ------------
LEISURE RELATED (9.0%)
Carnival Corp. ..................................    2,000,000       96,000,000
Cendant Corporation * ...........................      506,000        9,645,625
Mirage Resorts, Inc. * ..........................      707,600       10,569,771
Royal Caribbean Cruises Ltd. ....................    2,000,000       74,000,000
                                                                   ------------
                                                                    190,215,396
                                                                   ------------
RETAIL -- GENERAL (1.0%)
Circuit City Stores-Circuit City Group ..........       76,500        3,820,219
Dickson Concepts International, Inc. ............      357,000          276,473
Genesis Direct, Inc. * ..........................      215,000        1,679,688
Limited, Inc. ...................................      100,000        2,912,500
Tandy Corp. .....................................       50,000        2,059,375
Tiffany & Co. ...................................      200,000       10,375,000
                                                                   ------------
                                                                     21,123,255
                                                                   ------------
TOTAL CONSUMER CYCLICALS (31.0%) ................                   653,992,538
                                                                   ------------
CONSUMER NONCYCLICALS
DRUGS (2.5%)
Geltex Pharmaceuticals, Inc. * ..................      700,000       15,837,500
MedImmune, Inc. * ...............................      361,600       35,956,600
                                                                   ------------
                                                                     51,794,100
                                                                   ------------
FOODS (0.3%)
Tysons Foods, Inc. ..............................      350,000        7,437,500
                                                                   ------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
HEALTHSOUTH Corp. * .............................    1,800,000       27,787,500
                                                                   ------------
TOTAL CONSUMER NONCYCLICALS (4.1%) ..............                    87,019,100
                                                                   ------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments -- (Continued)
December 31, 1998


-------------------------------------------------------------------------------------
                                                             NUMBER OF        MARKET
                                                               SHARES          VALUE
-------------------------------------------------------------------------------------
CREDIT-SENSITIVE
BANKS (0.8%)
Citigroup, Inc. .........................................      300,000     $ 14,850,000
Washington Mutual, Inc. .................................       84,000        3,207,750
                                                                           ------------
                                                                             18,057,750
                                                                           ------------
FINANCIAL SERVICES (13.8%)
Edwards (A.G.), Inc. ....................................      760,000       28,310,000
Legg Mason, Inc. ........................................    2,500,000       78,906,250
MBNA Corp. ..............................................    6,900,000      172,068,750
Newcourt Credit Group, Inc. .............................      100,000        3,493,750
PMI Group, Inc. .........................................      200,000        9,875,000
                                                                           ------------
                                                                            292,653,750
                                                                           ------------
INSURANCE (8.9%)
Ace Ltd. ................................................      100,000        3,443,750
CNA Financial Corp. * ...................................    3,530,100      142,086,525
IPC Holdings Ltd. .......................................      207,400        4,809,088
NAC Re Corp. ............................................      600,000       28,162,500
Travelers Property Casualty (Class A) ...................      300,000        9,300,000
                                                                           ------------
                                                                            187,801,863
                                                                           ------------
REAL ESTATE (0.1%)
Excel Legacy Corp. * ....................................      140,000          560,000
Prime Retail, Inc. ......................................       60,000          588,750
                                                                           ------------
                                                                              1,148,750
                                                                           ------------
UTILITY -- ELECTRIC (0.1%)
AES Corp. * .............................................       30,000        1,421,250
                                                                           ------------
UTILITY -- TELEPHONE (7.0%)
Embratel Participacoes (ADR) * ..........................      220,000        3,066,250
Tele Celular Sul Participacoes (ADR) * ..................       22,000          383,625
Tele Centro Oeste Celular Participacoes (ADR) * .........       73,333          215,416
Tele Centro Sul Participacoes (ADR) * ...................       44,000        1,839,750
Tele Leste Celular Participacoes (ADR) * ................        4,400          124,850
Telemig Celular Participacoes (ADR) * ...................       11,000          233,750
Tele Nordeste Celular Participacoes (ADR) * .............       11,000          203,500
Tele Norte Celular Participacoes (ADR) * ................        4,400           99,275
Tele Norte Leste Participacoes (ADR) * ..................      220,000        2,736,250
Telephone & Data Systems, Inc. ..........................    2,930,000      131,666,875
Telesp Celular Participacoes (ADR) * ....................       88,000        1,540,000
Telesp Participacoes S.A. (ADR) * .......................      220,000        4,867,500
Tele Sudeste Celular Participacoes (ADR) * ..............       44,000          910,250
                                                                           ------------
                                                                            147,887,291
                                                                           ------------
TOTAL CREDIT-SENSITIVE (30.7%) ..........................                  $648,970,654
                                                                           ------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments -- (Continued)
December 31, 1998


-----------------------------------------------------------------------------------------
                                                               NUMBER OF        MARKET
                                                                 SHARES          VALUE
-----------------------------------------------------------------------------------------
ENERGY
OIL -- DOMESTIC (0.4%)
Kerr McGee Corp. ..........................................      220,000     $  8,415,000
                                                                             ------------
OIL -- INTERNATIONAL (0.1%)
IRI International Corporation * ...........................      305,000        1,220,000
                                                                             ------------
OIL -- SUPPLIES & CONSTRUCTION (4.9%)
BJ Services Co. * .........................................      440,000        6,875,000
Halliburton Co. ...........................................    1,000,000       29,625,000
Lukoil Holdings -- Spons (ADR) ............................       15,000          232,520
Lukoil Holdings -- Spons (ADR) (Preferred Shares) .........       40,000          134,684
Noble Drilling Corp. * ....................................    2,200,000       28,462,500
Oceaneering International, Inc. * .........................      300,000        4,500,000
Parker Drilling Corp. * ...................................    3,756,100       11,972,569
Rowan Cos., Inc. * ........................................    1,684,800       16,848,000
Stolt Comex Seaway S.A. * .................................       14,000           94,500
Stolt Comex Seaway S.A. (ADR) (Class A) * .................      880,000        4,950,000
                                                                             ------------
                                                                              103,694,773
                                                                             ------------
TOTAL ENERGY (5.4%) .......................................                   113,329,773
                                                                             ------------
TECHNOLOGY
ELECTRONICS (8.8%)
Altera Corp. * ............................................      460,000       28,002,500
Cisco Systems, Inc. * .....................................      400,000       37,125,000
DBT Online, Inc. * ........................................      160,000        3,990,000
Micron Technology, Inc. * .................................      300,000       15,168,750
Motorola, Inc. ............................................       50,000        3,053,125
Network Associates, Inc. * ................................      550,000       36,437,500
Sanmina Corp. * ...........................................      305,600       19,100,000
Sterling Commerce, Inc. * .................................      250,000       11,250,000
Xilinx, Inc. * ............................................      479,300       31,214,413
                                                                             ------------
                                                                              185,341,288
                                                                             ------------
OFFICE EQUIPMENT SERVICES (3.4%)
First Data Corp. ..........................................      600,000       19,012,500
HBO & Co. .................................................    1,752,500       50,274,844
Novell, Inc. * ............................................      100,000        1,812,500
                                                                             ------------
                                                                               71,099,844
                                                                             ------------
TELECOMMUNICATIONS (10.6%)
American Satellite Network -- Rights * ....................       70,000                0
Esprit Telecom Group PLC (ADR) * ..........................       50,000        2,337,500
Global TeleSystems Group, Inc. * ..........................    1,290,000       71,917,500

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments -- (Concluded)
December 31, 1998


-------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF          MARKET
                                                                               SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
Millicom International Cellular S.A. * ..................................    1,550,000      $   54,056,250
NTL Incorporated * ......................................................      100,000           5,643,750
United States Cellular Corp. * ..........................................    2,345,000          89,110,000
                                                                                            --------------
                                                                                               223,065,000
                                                                                            --------------
TOTAL TECHNOLOGY (22.8%) ................................................                      479,506,132
                                                                                            --------------
TOTAL COMMON STOCKS (99.4%)
 (Cost $1,914,414,699)...................................................                    2,098,464,735
                                                                                            --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines Financial Trust
 8.5% Conv. .............................................................       13,500             934,875
                                                                                            --------------
TOTAL CONSUMER CYCLICALS (0.0%) .........................................                          934,875
                                                                                            --------------
TOTAL PREFERRED STOCKS (0.0%)
 (Cost $841,125).........................................................                          934,875
                                                                                            --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 8,358 units
 at $285.54 each (0.1%)..................................................                        2,386,642
                                                                                            --------------
TOTAL INVESTMENTS (99.5%)
 (Cost $1,917,642,466)...................................................                    2,101,786,252
OTHER ASSETS LESS LIABILITIES (0.5%) ....................................                       11,260,934
AMOUNTS RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT NO. 4 (0.0%) (NOTE 1) .................................                       (1,271,958)
                                                                                            --------------
NET ASSETS (100.0%) .....................................................                   $2,111,775,228
                                                                                            ==============
Reserves attributable to participants' accumulations ....................                    2,072,991,897
Reserves and other contract liabilities attributable to annuity benefits                        38,783,331
                                                                                            --------------
NET ASSETS ..............................................................                   $2,111,775,228
                                                                                            ==============


----------
* Non-income producing.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
of The Equitable Life Assurance Society of the United States
Notes to Financial Statements

1. Separate Account No. 4 (Pooled) (the Alliance Growth Equity Fund) (the Fund) of The Equitable Life Assurance Society of the United States (Equitable
   Life), a wholly-owned subsidiary of The Equitable Life Companies Incorporated, was established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Fund are not chargeable with liabilities arising out of any other business of Equitable Life. The excess of assets over reserves and other contract liabilities amounting to $1,271,958 as shown in the Statement of Assets and Liabilities in Separate Account No. 4 may be transferred to Equitable Life's General Account.
   These financial statements reflect the total net assets and results of operations for Separate Account No. 4. The Members Retirement Programs constitute, among many others, contract owners participating in this Fund.

   Interests of retirement and investment plans for Equitable Life employees, managers, and agents in Separate Account No. 4 aggregated $323,953,589 (15.3%), at December 31, 1998 and $384,471,790 (14.5%), at December 31,
   1997, of the net assets in the Fund.

   Equitable Life is the investment manager for the Fund. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of the Fund. Alliance is a publicly-traded limited partnership which is indirectly majority-owned by Equitable Life.

   Equitable Life and Alliance seek to obtain the best price and execution of all orders placed for the Fund considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life and Alliance may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Fund's portfolio transactions.

   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Security transactions are recorded on the trade date. Amortized cost of debt securities consists of cost adjusted, where applicable, for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statements of Operations and Changes in Net Assets.

   Equitable Life's internal short-term investment account, Separate Account No. 2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts

--------------------------------------------------------------------------------

   (Participating Funds) under Equitable Life's management. Separate Account No. 2A invests in debt securities maturing in sixty days or less from the date of acquisition. At December 31, 1998, the amortized cost of investments held in Separate Account No. 2A consist of the following:



---------------------------------------------------------------------------------------------
                                                                   AMORTIZED COST       %
---------------------------------------------------------------------------------------------

Commercial Paper, 5.10% - 5.35% due 01/04/99 through 02/18/99   $ 230,335,099       97.7%
U.S. Government Agency, 4.28% due 01/04/99 ...................      5,198,145        2.2
---------------------------------------------------------------------------------------------
Total Investments ............................................    235,533,244       99.9
Other Assets less Liabilities ................................        215,649        0.1
---------------------------------------------------------------------------------------------
Net Assets of Separate Account No. 2A ........................  $ 235,748,893      100.0%
=============================================================================================
Units Outstanding ............................................        825,639
Unit Value ...................................................  $      285.54
---------------------------------------------------------------------------------------------




Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Separate Account No. 2A is valued daily at amortized cost, which approximates market value.

For 1998 and 1997, investment security transactions, excluding short-term debt securities, were as follows:




--------------------------------------------------------------------------------------
                                                       COST OF         NET PROCEEDS
                                                      PURCHASES          OF SALES
--------------------------------------------------------------------------------------
Stocks and long-term corporate debt securities:
    1998 ........................................  $1,692,067,102    $2,151,023,546
    1997 ........................................   1,569,991,103     1,988,739,298
  U.S. Government obligations:
    1998 ........................................              --                --
    1997 ........................................              --                --
-------------------------------------------------  --------------    --------------



3. Investment securities are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
   (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stock are valued at bid prices obtained from one or more

--------------------------------------------------------------------------------

   major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's Investment officers.

   Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

4. Charges and fees are deducted in accordance with the terms of the various contracts which participate in the Fund. With respect to the Members Retirement Programs, these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to Equitable Life by the Fund and are recorded as expenses in the accompanying Statements of Operations and Changes in Net Assets.

5. No Federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Fund for the two years ended December 31, 1998, by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life for such years will affect such contracts. Accordingly, no Federal income tax provision is required.

                                     PART C

                               OTHER INFORMATION

Item 28. Financial Statements and Exhibits

(a)      Financial Statements included in Part B.

The following are included in the Statement of Additional
Information relating to the American Dental Association
Program:


 1.      Separate Account Nos., 4 (Pooled), 191 and 200
         (The Growth Equity, ADA Foreign and Aggressive
         Equity Accounts):
         -Report of Independent Accountants - PricewaterhouseCoopers, LLP

 2.      Separate Account No. 4 (Pooled):
         - Statement of Assets and Liabilities, December 31, 1998
         - Statements of Operations and Changes in Net
           Assets for the Years Ended December 31, 1998 and 1997
         - Portfolio of Investments, December 31, 1998
         - Notes to Financial Statements

 3.      Separate Account No. 191:
         - Statement of Assets and Liabilities, December 31, 1998
         - Statements of Operations and Changes in Net
           Assets for the Years Ended December 31, 1998 and 1997

 4.      Separate Account No. 200:
         -  Statement of Assets and Liabilities
         - Statement of Operations and Changes in Net Assets for the Years Ended December 31, 1998 and 1997

 5.      Separate Account Nos. 191 and 200:
         -  Notes to Audited Financial Statements

 6.      Separate Account No. 30 (Pooled):
         -  Report of Independent Accountants - PricewaterhouseCoopers, LLP
         -  Statement of Assets and Liabilities, December 31, 1998
         - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 1998 and 1997
         -  Statements of Cash Flows for the Years Ended December 31, 1998 and
            1997
         -  Statement of Investments and Net Assets, December 31, 1998
         -  Notes to Financial Statements

 7.      Separate Account No. 8 (Prime Property Fund):
         -  Report of Independent Accountants - PricewaterhouseCoopers, LLP
         -  Statement of Assets and Liabilities, December 31, 1998
         - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 1998 and 1997
         -  Statements of Cash Flows for the Years Ended December 31, 1998 and
            1996
         -  Notes to Financial Statements

 8.      Schedule X:
         -  Supplementary Income Statement Information, December 31, 1998 and
            1997

 9.      Schedule XII:
         -  Mortgage Loans Receivable on Real Estate, December 31, 1998 and
            1997

10.      The Equitable Life Assurance Society of the United States:
         -  Report of Independent Accountants - PricewaterhouseCoopers, LLP
         -  Consolidated Balance Sheets, December 31, 1998 and 1997
         - Consolidated Statements of Earnings for the Years Ended December 31, 1998, 1997 and 1996
         - Consolidated Statements of Equity for the Years Ended December 31, 1998, 1997 and 1996
         - Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996.


(b)      Exhibits.

The following Exhibits are filed herewith:


 1.(a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Equitable's Separate Account Nos. 4, 30, and 191, incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-46995, filed July 22, 1992.

    (b) Resolutions of the Board of Directors of the Equitable authorizing the establishment of Equitable's Separate Account 200, dated September 5, 1995, incorporated by reference to Exhibit 1(b) to Registration Statement No. 333-50967, filed February 5, 1999.

    (c) Action, dated April 6, 1999 regarding the Establishment of Separate Account 206, incorporated herein by reference to Exhibit 1(c) to Registration Statement No. 333-77117 on Form N-4, filed October 25, 1999.


 2.      Not Applicable.

 3.      Not Applicable.

 4. Investment Management Agreement by and among (i) the Trustees of the American Dental Association Members Retirement Trust and of the American Dental Association Members Pooled Trust for Retirement Plans, (ii) the Committee of Separate Account No. 191 of The Equitable Life Assurance Society of the United States, and (iii) The Equitable Life Assurance Society of the United States in its capacity as insurer and owner of the assets of Separate Account No. 191 and as an Investment Manager of Separate Account No. 191 to the extent described therein, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

 5.(a)   Not Applicable

6. (a) Exhibit 6(a)(2) (Group Annuity Contract AC 2100, as amended and restated effective February 1, 1991 on contract Form No. APC 1,000-91, among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States), incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

   (b) Rider No.1 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

   (c) Form of Rider No. 2 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

   (d) Rider No. 3 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75614 on Form N-3 of Registrant, filed April 29, 1994.

   (e) Form of Rider No. 4 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75614 on Form N-3 of Registrant, filed April 29, 1994.

   (f) Form of Rider No. 5 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective

               Amendment No.1 to Registration Statement No. 33-75616 on Form N-4 of Registrant, filed February 27, 1995.

    (g) Form of Rider No. 6 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration Statement No. 33-63113 on Form N-4 of Registrant, filed September 29, 1995.

    (h) Form of Rider No. 7 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Pre-Effective Amendment No.1 to Registration Statement No. 33-63113 on Form N-4 of Registrant, filed November 21, 1995.

    (i) Form of Rider No. 8 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No.1 to Registration Statement No. 33-91648 on Form N-3 of Registrant, filed April 30, 1996.

    (j) Form of Rider No. 9 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members. Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 33-91648 on Form N-3 of Registrant, filed April 24, 1997.

7. (a) Exhibit 7(a) (Form of Participation Agreement for the standardized Profit-Sharing Plan under the ADA Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, l986.

   (b) Exhibit 7(b) (Form of Participation Agreement for the nonstandardized Profit-Sharing Plan under the ADA Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

   (c) Exhibit 7(e) (Copy of Attachment to Profit Sharing Participation Agreement under the American Dental Association Members Retirement Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

   (d) Exhibit 7(e)(2) (Form of Participant Enrollment Form under the ADA Program), incorporated by reference to Post-Effective Amendment No. 2 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

   (e) Exhibit 7(u) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

          (f) Exhibit 7(v) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

          (g) Exhibit 7(w) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

          (h) Exhibit 7(x) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

          (k) Exhibit 7(y) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

          (l) Exhibit 7(z) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

8.        (a)  Restated Charter of The Equitable Life Assurance Society of the
               United States, as amended January 1, 1997, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 33-91648 on Form N-3 of Registrant, filed April 24, 1997.

          (b) By-Laws of The Equitable Life Assurance Society of the United States, as amended November 21, 1996, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 33-91648 on Form N-3 of Registrant, filed April 24, 1997.

9.      Not Applicable.

10.    Not Applicable.

11.      (a)  Exhibit 11(a)(2) (Form of American Dental Association Members
              Retirement Plan, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

         (b) Exhibit 11(g)(2) (Form of American Dental Association Members Retirement Trust, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

         (c) Exhibit 11(i) (Form of First Amendment to the American Dental Association Members Retirement Trust), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

         (d) Exhibit 11(g) (Copy of Administration Services Agreement, dated January 10, 1986, among The Equitable Life Assurance Society of the United States, the Trustees of the Trust maintained under the American Dental Association Members Retirement Plan, the Trustees of the Pooled Trust maintained by the American Dental Association and the Council of Insurance of the American Dental Association), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

         (e) Exhibit 11(n) (Form of American Dental Association Members Defined Benefit Pension Plan, as proposed to be filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

         (f) Exhibit 11(j) (Copy of American Dental Association Members Pooled Trust for Retirement Plans, dated as of January 1,
              1984), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant on Form N-3 of Registrant, filed December 20, 1991.

         (g) Exhibit 11(k) (Form of First Amendment to the American Dental Association Members Pooled Trust for Retirement Plans, dated as of January 1, 1984), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

         (h) Administrative Services Agreement among The Equitable Life Assurance Society of the United States, the Trustees of the American Dental Association Members Retirement Trust and of the American Dental Association Members Pooled Trust for Retirement Plans and the Council on Insurance of the American Dental ssociation, incorporated by reference to Registration No. 33-75614 on Form N-3 of Registrant, filed April 29, 1994.

12. (a) Opinion and Consent of Melvin S. Altman, Esq., Vice President and Associate General Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

     (b) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

     (c) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

     (d) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

     (e) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-91648 on Form N-3 of Registrant, filed April 28, 1995.

     (f) Opinion and Consent of Mary B. Breen, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated herein by reference to Registration Statement
          No. 333-50949, filed April 24, 1998.


     (g) Opinion and Consent of Mary Joan Hoene, Vice President and Counsel to The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 333-77115 on April 27, 1999.

13. (a) Consent of Melvin S. Altman (included within Exhibit 12(a)), incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

     (b) Consent of Anthony A. Dreyspool (included within Exhibit 12(b)), incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

     (c) Consent of Anthony A. Dreyspool (included within Exhibit 12(c)) incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

     (d) Consent of Anthony A. Dreyspool (included within Exhibit 12(d)), incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

     (e) Consent of Anthony A. Dreyspool (included within Exhibit 12(e) to Registration No. 33-91648 on Form N-3 of Registrant; see
          Exhibit 12(e) above.

     (f)  Consent of Mary P. Breen (included with Exhibit 12(f)).

     (g)  Consent of Mary Joan Hoene (included with Exhibit 12(g)).

     (h)  Consent of PricewaterhouseCoopers, LLP.

     (i) Powers of Attorney, previously filed with this Registration Statement No. 333-77115 on April 27, 1999.

     (j)  Power of Attorney.

 17. Financial Data Schedule, previously filed with this Registration Statement No. 333-77115 on April 27, 1999.

Item 29: Directors and Officers of Equitable.

   Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.


                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
DIRECTORS
-----------

Francoise Colloc'h                    Director                    Senior Executive Vice President, Human Resources and
AXA                                                               Communications, AXA and various positions with
23, Avenue Matignon                                               AXA affiliated companies. Director, AXA Financial,
75008 Paris, France                                               Inc.

Henri de Castries                     Director                    Senior Executive Vice President, Financial Services
AXA                                                               and Life Insurance Activities of AXA and various
23, Avenue Matignon                                               positions with AXA affiliated companies; Director
75008 Paris, France                                               and Chairman, AXA Financial, Inc. (April 1998 to
                                                                  present), and prior thereto, Director and Vice
                                                                  Chairman (February 1996 to April 1998); Director,
                                                                  Equitable Real Estate Investment Management, Inc.
                                                                  ("Equitable Real Estate") (until June 1997),
                                                                  Donaldson Lufkin & Jenrette ("DLJ") and Alliance
                                                                  Capital Management Corporation ("Alliance").






                                       C-8




                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

Joseph L. Dionne                      Director                    Chairman and former Chief Executive Officer (until
The McGraw-Hill Companies                                         April 1998), The McGraw-Hill Companies; Director, AXA
1221 Avenue of the Americas                                       Financial, Inc. (Director, Harris Corporation and
New York, NY 10020                                                Ryder System, Inc.)

Denis Duverne                         Director                    Senior Vice President-International (US-UK-Benelux),
AXA                                                               AXA; Director, Alliance and DLJ.
23, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                     Director                    Chairman and Chief Executive Officer Rhone-Poulenc,
Rhone-Poulenc, S.A.                                               S.A.; Director, AXA Financial, Inc.; (Director,
25, Quai Paul Doumer                                              Societe Generale, Schneider S.A. and Groupe Pernod-
92408 Courvbevoie Cedex,                                          Ricard (July 1997 to present); Member, Supervisory
France                                                            Board, AXA, European Advisory Board of Bankers Trust
                                                                  Company and Consulting Counsel of Banque de France.)

Norman C. Francis                     Director                    President, Xavier University of Louisiana (Chairman,
Xavier University of Louisiana                                    Liberty Bank and Trust, New Orleans, LA; Director,
7325 Palmetto Street                                              First National Bank of Commerce, New Orleans, LA,
New Orleans, LA 70125                                             Piccadilly Cafeterias, Inc., and Entergy Corporation).





                                       C-9




                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ------------------------------------------------------

Donald J. Greene                      Director                    Counselor-at-Law; Partner, LeBoeuf, Lamb, Greene &
LeBoeuf, Lamb, Greene & MacRae                                    MacRae; Director, AXA Financial, Inc.
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                       Director                    Retired Chairman and Chief Executive Officer, Harris
Harris Corporation                                                Corporation; Director, AXA Financial, Inc.; (Director,
1025 NASA Boulevard                                               Harris Corporation and The McGraw-Hill Companies).
Melbourne, FL 32919

John H.F. Haskell, Jr.                Director                    Director and Managing Director, Warburg Dillon
Warburg Dillon Read LLC                                           Read LLC; Director, AXA Financial, Inc.; Chairman
535 Madison Avenue                                                Supervisory Board, Dillon Read (France) Gestion;
New York, NY 10028                                                Director, Dillon Read Limited; (Director, Pall
                                                                  Corporation (November 1998 to present) and Kaydon
                                                                  Corporation (until March 1998)).

Mary R. (Nina) Henderson              Director                    President, Bestfoods Grocery; Vice President,
Bestfoods Grocery                                                 BESTFOODS; (Director, Hunt Corporation).
BESTFOODS
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976

W. Edwin Jarmain                      Director                    President, Jarmain Group, Inc. and an officer or
Jarmain Group, Inc.                                               director of several affiliated companies; Chairman,
121 King Street West                                              FCA International, Ltd. (until May 1998); Director,
Suite 2525                                                        AXA Financial, Inc., DLJ, Anglo Canada General
Toronto, Ontario M5H 3T9,                                         Insurance Company, AXA Insurance (Canada), AXA Pacific
Canada                                                            Insurance Company and National Mutual Holdings Limited
                                                                  (July 1998 to present); Alternate Director, The
                                                                  National Mutual Life Association of Australasia Limited
                                                                  (until 1998), National Mutual Asia Limited and
                                                                  National Mutual Insurance Company Limited, Hong Kong)
                                                                  (February 1997 to present).



                                      C-10




                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

George T. Lowy                        Director                    Counselor-at-Law; Partner, Cravath, Swaine & Moore.
Cravath, Swaine & Moore                                           (Director, Eramet).
825 Eighth Avenue
New York, NY 10019

Didier Pineau-Valencienne             Director                    Chairman and Chief Executive Officer, Schneider S.A.
Schneider S.A.                                                    and various positions with Schneider affiliated
64/70 Avenue Jean-Baptiste Clement                                companies; Chairman and Chief Executive Officer,
92646 Boulogne-Billancourt Cedex                                  Square D; Director, AXA Financial, Inc.; Member,
France                                                            Supervisory Board, AXA and Lagardere ERE; Director,
                                                                  CGIP, Sema Group plc, and Rhone-Poulenc; member of
                                                                  Supervisory Board of Banque Paribas (until 1998) and
                                                                  Advisory Boards of Bankers Trust Company, Booz Allen
                                                                  & Hamilton (USA) and Banque de France).

George J. Sella, Jr.                  Director                    Retired Chairman, President and Chief Executive
P.O. Box 397                                                      Officer, American Cyanamid Company; Director, AXA
Newton, NJ 07860                                                  Financial, Inc. (Director, Bush, Boake, Allen Inc.,
                                                                  Coulter Pharmaceutical (May 1997 to present), and
                                                                  Union Camp Corporation).

Peter J. Tobin                        Director                    Dean, College of Business, St. Johns University
St. John's University                                             (August 1998 to present), Chief Financial Officer,
8,000 Utopia Parkway                                              Chase Manhattan Corp. (1996-1997)
Jamaica, NY 11439


Dave H. Williams                      Director                    Chairman and former Chief Executive Officer (until
Alliance Capital Management                                       January 1999), Alliance and various positions with
 Corporation                                                      Alliance affiliated companies; Director, AXA Financial,
1345 Avenue of the Americas                                       Inc.; Senior Executive Vice President and Member of
New York, NY 10105                                                Executive Committee of AXA.



                                      C-11




                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ------------------------------------------------------

OFFICERS AND DIRECTORS
----------------------

*Michael Hegarty                      Director and President      See Column 2; prior thereto Vice Chairman, Chase
                                      (January 1998 to present)   Manhattan Corporation (1996 to 1997); Director
                                      and Chief Operating         (February 1998 to present), Vice Chairman (April 1998
                                      Officer (February 1998 to   to present) and Chief Operating Officer (February 1998
                                      present)                    to present), AXA Financial, Inc.; Senior Executive Vice
                                                                  President, EQ (January 1998 to April 1998); Executive
                                                                  Vice President, Chief Operating Officer and Director,
                                                                  Equitable Investment Corporation ("EIC") (March 1998
                                                                  to present), ACMC, Inc. (March 1998 to present)
                                                                  Director, Equitable Capital Management Corporation
                                                                  ("ECMC") (March 1998 to present), Alliance (May 1998
                                                                  to present) and DLJ (May 1998 to present).

*Edward D. Miller                     Director (August 1997 to    See Column 2; prior thereto, Director, President and
                                      present), Chairman of the   Chief Executive Officer (August 1997); Senior Vice
                                      Board (January 1998 to      Chairman, Chase Manhattan Corporation (March 1996 to
                                      present) and Chief          April 1997); Director, President and Chief Executive
                                      Executive Officer (August   Officer, AXA Financial, Inc. (August 1997 to present);
                                      1997 to present)            Senior Executive Vice President and member of the
                                                                  Executive Committee, AXA; Director, Alliance (August
                                                                  1997 to present), DLJ (November 1997 to present), ECMC
                                                                  (March 1998 to present), ACMC, Inc. (March 1998 to
                                                                  present), and AXA Canada (September 1998 to present);
                                                                  Director, Chairman, President and Chief Executive
                                                                  Officer, EIC (March 1998 to present); (Director,
                                                                  KeySpan Energy).

*Stanley B. Tulin                     Director and Vice           See Column 2; prior thereto, Senior Executive
                                      Chairman of the Board       President (until February 1998) and Chief Financial
                                      (February 1998 to           Officer; Executive Vice President and Chief Financial
                                      present) and Chief          Officer (May 1997 to present), AXA Financial, Inc.;
                                      Financial Officer (May      Director, Alliance (July 1997 to present) and DLJ (June
                                      1996 to present)            1997 to present); Director, Executive Vice President and
                                                                  Chief Financial Officer, EIC (June 1997 to present);
                                                                  Director, Chairman, President and Chief Executive
                                                                  Officer, ACMC, Inc. (July 1997 to present) and ECMC
                                                                  (July 1997 to present); Vice President, EQ Advisors
                                                                  Trust ("EQAT") (until 1998).




                                      C-12




                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

OTHER OFFICERS

*Leon B. Billis                       Executive Vice President    See Column 2; prior thereto, Senior Vice President
                                      (February 1998 to           (until February 1998) and Chief Information Officer;
                                      present) and Chief          Director, J.M.R. Realty Services, Inc.
                                      Information Officer






                                      C-13




                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------


*Derry Bishop                         Executive Vice President    See Column 2; prior thereto, Senior Vice President,
                                      (September 1998 to          Equitable Life (January 1995 to September 1998).
                                      present) and Chief Agency
                                      Officer (December 1997
                                      to present).

*Harvey Blitz                         Senior Vice President       See Column 2; Senior Vice President, AXA Financial,
                                                                  Inc.; Director, The Equitable of Colorado, Inc.
                                                                  ("Colorado"); Director and Chairman, Frontier Trust
                                                                  Company ("Frontier"); Executive Vice President and
                                                                  Director, AXA Advisors, LLC; Director and
                                                                  Senior Vice President, EquiSource of New York, Inc.
                                                                  and its subsidiaries ("EquiSource"); Director,
                                                                  Equitable Realty Assets Corporation ("ERAC")
                                                                  (December 1996 to March 1998); Vice President
                                                                  and Chief Financial Officer, EQAT (since March 1997).

*Robert T. Brockbank                  Executive Vice President    See Column 2. Managing Director, Chase Manhattan Bank
                                      and AXA Group Deputy        (1995-1998); Managing Director, Chemical Bank (1991-
                                      Chief Information Officer   1995); Senior Vice President, Manufacturers Hanover
                                      (November 1998 to present)  Trust Company (1978-1991).

*Kevin R. Byrne                       Senior Vice President and   See Column 2; prior thereto Vice President and
                                      Treasurer                   Treasurer (until July 1997); Senior Vice President
                                                                  and Treasurer, AXA Financial, Inc.; Treasurer, EIC
                                                                  (June 1997 to present), EquiSource and Frontier;
                                                                  President and Chief Executive Officer (September 1997
                                                                  to present), and prior thereto, Vice President and
                                                                  Treasurer, Equitable Casualty Insurance Company
                                                                  ("ECIC"); Director, Chairman, President and Chief
                                                                  Executive Officer, Equitable JV Holdings Corporation
                                                                  (August 1997 to present); Director (July 1997 to
                                                                  present) and Senior Vice President and Chief Financial
                                                                  Officer (April 1998 to present), ACMC and ECMC;
                                                                  Treasurer; Vice President and Treasurer, EQAT (March
                                                                  1997 to present).

*John A. Caroselli                    Exexutive Vice President    See Column 2; Prior thereto Senior Vice President,
                                      (September 1998 to          Equitable Life (February 1998 to September 1998);
                                      present)                    Senior Vice President, Chase Manhattan Corp. (1996
                                                                  to 1998).



                                      C-14



                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------


*Alvin H. Fenichel                    Senior Vice President and   See Column 2; Senior Vice President and Controller,
                                      Controller                  AXA Financial, Inc.; Senior Vice President and Chief
                                                                  Financial Officer, Colorado (March 1997 to present).






                                      C-15




                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

*Paul J. Flora                        Senior Vice President and   See Column 2; Vice President and Auditor, AXA
                                      Auditor                     Financial, Inc.


*Mark A. Hug                          Senior Vice President       See Column 2; prior thereto, Vice President, Aetna
                                                                  (until April 1997).

*Robert E. Garber                     Executive Vice President    See Column 2; Executive Vice President and General
                                      and General Counsel         Counsel, AXA Financial, Inc.

*Donald R. Kaplan                     Senior Vice President and   See Column 2; prior thereto, Vice President and
                                      Chief Compliance Officer    Acting Chief Compliance Officer.
                                      and Associate General
                                      Counsel

*Michael S. Martin                    Executive Vice President    See Column 2; prior thereto, Senior Vice President
                                      (September 1998 to present) and Chief Marketing Officer; Chairman and Chief
                                      and Chief Marketing         Executive Officer, AXA Advisors, LLC; Vice President,
                                      Officer                     EQAT (until 1998) and Hudson River Trust ("HRT");
                                                                  Director, Equitable Underwriting and Sales
                                                                  Agency (Bahamas), Ltd. and EquiSource; Director
                                                                  and Executive Vice President (December 1998 to
                                                                  present), Colorado, prior thereto, Director
                                                                  and Senior Vice President.

*Brian S. O'Neil                      Executive Vice President,   See Column 2; Director of Investment, AXA Investment
                                      Equitable Life (June 1998   Management (January 1998 to June 1998); Chief
                                      to present)                 Investment Officer, AXA Investment Management (July
                                                                  1995 to January 1998).

*Richard J. Matteis                   Executive Vice President    Executive Vice President, Chase Manhattan Corp.
                                      (May 1998 to present)       (January 1983 to June 1997); Director, AXA Advisors, LLC
                                                                  (October 1998 to present)

*Peter D. Noris                       Executive Vice President    See Column 2; Executive Vice President and Chief
                                      and Chief Investment        Investment Officer, AXA Financial, Inc.; Executive
                                      Officer                     Vice President, AXA Advisors LLC; Director, Alliance
                                                                  and Equitable Real Estate (July 1995 to June 1997);
                                                                  Director, EREIM Managers Corp. ("EMC") (July 1997 to
                                                                  present) and EREIM LP Corp. ("ELPC") (October 1997 to
                                                                  present); Trustee, HRT; Trustee, Chairman and President,
                                                                  EQAT (March 1997 to present).



                                      C-16




                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

*Anthony C. Pasquale                  Senior Vice President       See Column 2; Director, Chairman and Chief Operating
                                                                  Officer, ECIC (September 1997 to present); Director,
                                                                  Equitable Agri-Business, Inc. (until June 1997), EMC
                                                                  (June 1997 to present), and ELPC (October 1997 to
                                                                  present).

*Pauline Sherman                      Senior Vice President       See Column 2; prior thereto, Vice President,
                                      (February 1999 to           Secretary and Associate General Counsel, Vice
                                      present) Secretary, and     President, Secretary and Associate General
                                      Associate General Counsel   Counsel, AXA Financial, Inc.

*Samuel B. Shlesinger                 Senior Vice President       See Column 2; Chairman, President and Chief
                                                                  Executive Officer, Colorado; Vice President,
                                                                  HRT (until 1998); Director, ERAC (December 1996 to
                                                                  March 1998).

*Richard V. Silver                    Senior Vice President and   See Column 2; Director, EQF; Senior Vice
                                      Deputy General Counsel      President and General Counsel, EIC (June 1997 to
                                                                  March 1998).

*Jose Suquet                          Senior Executive Vice       See Column 2; prior thereto, Executive Vice
                                      President (February 1998    President and Chief Agency Officer (until December
                                      to present) and Chief       1997); Executive Vice President, AXA Financial, Inc.;
                                      Distribution Officer        Vice President, HRT (March 1998 to present).
                                      (December 1997 to
                                      present)

*Gregory G. Wilcox                    Executive Vice President    See Column 2. Senior Vice President, Equitable Life
                                      (September 1998 to          (March 1992 to September 1998); Senior Vice President,
                                      present)                    AXA Financial, Inc. (May 1992 to present).

*R. Lee Wilson                        Executive Vice President    See Column 2. Executive Vice President, Chase
                                      (May 1998 to present)       Manhattan Corp. (April 1994 to April 1998).
                                      and Deputy Chief
                                      Financial Officer
                                      (September 1998 to
                                      present).


*Maureen K. Wolfson                   Vice President              See Column 2.

Item 30. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

          Separate Account Nos. 4, 8, 30, 191, 200 and 206 of The Equitable Life Assurance Society of the United States (the "Separate Accounts") are separate accounts of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (formerly The Equitable Companies Incorporated) (the "Holding Company"), a publicly traded company.

          The largest stockholder of the Holding Company is AXA. As of October 4, 1999, AXA beneficially owned 58.1% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


AXA Finanical, Inc. (formerly the Equitable Companies, Incorporated) (1991) (Delaware)

    Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (39.7%)
    (See Addendum B(1) for subsidiaries)

    AXA Client Solutions, LLC (1999) (Delaware)

         AXA Distribution Holding Corporation (1999) (Delaware)

              AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (1971) Delaware)(a)(b)

         The Equitable Life Assurance Society of the United States (1989) (New York) (a)(b)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by AXA Financial, Inc. (formerly Equitable Companies, Incorporated); and
              EHC) (Delaware) (34.3%) (See Addendum B(1) for subsidiaries)


         The Equitable of Colorado, Inc. (l983) (Colorado)

         EVLICO, INC. (1995) (Delaware)

         EVLICO East Ridge, Inc. (1995) (California)

         GP/EQ Southwest, Inc. (1995) (Texas)

         Franconom, Inc. (1985) (Pennsylvania)

         Frontier Trust Company (1987) (North Dakota)

         Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

         Equitable Deal Flow Fund, L.P.

              Equitable Managed Assets (Delaware)

         EREIM LP Associates (99%)

              EML Associates, L.P. (19.8%)

         Alliance Capital Management L.P. (2.7% limited partnership interest)

         ACMC, Inc. (1991) (Delaware)(s)

              Alliance Capital Management L.P. (1988) (Delaware)
              (39.3% limited partnership interest)

         EVCO, Inc. (1991) (New Jersey)

         EVSA, Inc. (1992) (Pennsylvania)

         Prime Property Funding, Inc. (1993) (Delaware)

         Wil Gro, Inc. (1992) (Pennsylvania)

         Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)

         Equitable Distributors, Inc. (1988) Delaware (a)

(a) Registered Broker/Dealer      (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                      NOTES
                                      -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) AXA Financial, Inc.'s 39.7% interest in Donaldson, Lufkin & Jenrette, Inc., and Equitable Holdings, LLC's 34.4% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                                EQ Advisors Trust
                                Separate Accounts

5.   This chart was last revised on October 1, 1999.

    AXA Client Solutions, LLC (cont.)
         AXA Distribution Holding Corp. (cont.)
         Equitable Life Assurance Society of the United States (cont.)


         Fox Run, Inc. (1994) (Massachusetts)

         STCS, Inc. (1992) (Delaware)

         CCMI Corporation (1994) (Maryland)

         FTM Corporation (1994) (Maryland)

         Equitable BJVS, Inc. (1992) (California)

         Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

         Camelback JVS, Inc. (1995) (Arizona)

         ELAS Realty, Inc. (1996) (Delaware)

         100 Federal Street Realty Corporation (Massachusetts)

         Equitable Structured Settlement Corporation (1996) (Delaware)

         Prime Property Funding II, Inc. (1997) (Delaware)

         Sarasota Prime Hotels, Inc. (1997) (Florida)

         ECLL, Inc. (1997) (Michigan)

         Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)

              ELAS Securities Acquisition Corp. (l980) (Delaware)

              100 Federal Street Funding Corporation (Massachusetts)

              EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

              Equitable Casualty Insurance Company (l986) (Vermont)

              EREIM LP Corp. (1986) (Delaware)

                   EREIM LP Associates (1%)

                        EML Associates (.02%)

(a) Registered Broker/Dealer      (b) Registered Investment Advisor

         AXA Distribution Holding Corp. (cont.)
         Equitable Life Assurance Society of the United States (cont.)

              Equitable Holdings, LLC (cont.)


              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)

                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (34.4%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (1971) (New York)

                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (1984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (1991) (Delaware) (b) (See Addendum B(2) for subsidiaries)


                   Equitable Capital Management Corporation (1985)
                   (Delaware) (b)
                      Alliance Capital Management L.P. (1988)
                      (Delaware) (14.7% limited partnership interest)


                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)

                      ML/EQ Real Estate Portfolio, L.P.

                          EML Associates, L.P.

                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)

      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)

      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)




Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:

         Alliance Capital Management L.P. (1988) (Delaware) (b)
              Alliance Capital Management Corporation of Delaware, Inc.
             (Delaware)
                   Alliance Fund Services, Inc. (Delaware) (a)
                   Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware)
                   Alliance Capital Management Australia Pty. Ltd.
                   (Australia)
                   Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%)
                   Alliance Eastern Europe Inc. (Delaware)
                   Alliance Barra Research Institute, Inc. (Delaware)
                   (50%)
                   Alliance Capital Management Canada, Inc. (Canada)
                   (99.99%)
                   Alliance Capital Management (Brazil) Llda
                   Alliance Capital Global Derivatives Corp. (Delaware) Alliance International Fund Services S.A. (Luxembourg)
                   Alliance Capital Management (India) Ltd. (Delaware) Alliance Capital Mauritius Ltd.
                   Alliance Corporate Finance Group, Incorporated
                   (Delaware)
                        Equitable Capital Diversified Holdings, L.P. I Equitable Capital Diversified Holdings, L.P. II
                   Curisitor Alliance L.L.C. (Delaware)
                        Curisitor Holdings Limited (UK)
                        Alliance Capital Management (Japan), Inc.
                        Alliance Capital Management (Asia) Ltd.
                        Alliance Capital Management (Turkey), Ltd.
                        Cursitor Alliance Management Limited (UK)

             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 1999; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                  AXA INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         88.1% by AXA France Assurance
                                                 and 11.9% by AXA Collectives

AXA Courtage IARD                 France         100% by AXA France Assurance
                                                 and AXA Global Risks

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

AXA Direct                        France         100% by AXA

Direct Assurances IARD            France         100% by AXA Direct

Direct Assurance Vie              France         100% by AXA Direct

Tellit Vie                        Germany        100% by AKA-CKAG

Axiva                             France         100% by AXA France Assurance
                                                 and AXA Conseil Vie

Juridica                          France         100% by AXA France Assurance

AXA Assistance France             France         100% by AXA Assistance SA

AXA Collectives                   France         AXA France Assurance, AXA
                                                 Assurances IARD and AXA
                                                 Courtage IARD Mutuelle

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.3% by AXA

Jour Finance                      France         100% by AXA Conseil IARD and
                                                 by AXA Assurances IARD

Financiere 45                     France         99.8% by AXA

Mofipar                           France         99.9% by AXA

NSM Vie                           France         40.1% by AXA France Assurance

Saint Georges Re                  France         100% by France Assurance

AXA Global Risks                  France         100% owned by AXA France
                                                 Assurance, AXA Courtage
                                                 Assurance Mutuelle and AXA
                                                 Assurances IARD Mutuelle

Argovie                           France         94% by Axiva

AXA Assistance SA                 France         76.8% by AXA and 23.2% by AXA
                                                 France Assurance

S.P.S Reassurance                 France         69.9% by AXA Reassurance

AXA Participations                France         50% by AXA, 25% by AXA Global
                                                 Risks and 25% by AXA Courtage
                                                 IARD

Colisee Excellence                France         100% by Finunciere Mermoz

Financiere Mermoz                 France         100% by AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA France Assurance              France         100% by AXA

Thema Vie                         France         99.6% Axiva Vie

AXA-Colonia Konzern AG (AXA-
CKAG)                             Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and
                                                 9.4% by AXA

Finaxa Belgium                    Belgium        100% by AXA

AXA Belgium                       Belgium        86.1% by Royale Belge and 13.9%
                                                 by Parcolvi

De Kortrijske Verzekering         Belgium        99.8% by AXA Belgium

Juris                             Belgium        100% owned by AXA Belgium

Royale Belge                      Belgium        51.2% by AXA Holdings Belgium,
                                                 44.5% AXA and 3.2% AKA Global
                                                 Risks

Royale Belge 1994                 Belgium        97.8% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        100% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 Juridica and 10% by AXA
                                                 Conseil IARD

Royale Belge Re                   Belgium        100% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium
                                                 Holding BV

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%


AXA Assurance IARD Luxembourg     Luxembourg     100% by AXA Holding Luxembourg

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Holding Luxembourg

Royale UAP                        Luxembourg     100% by AXA Holding Luxembourg


Paneurolife                       Luxembourg     90% by different companies of
                                                 the AXA Group

Paneurore                         Luxembourg     100% by different companies of
                                                 the AXA Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Holding Luxembourg            Luxembourg     100% by Royale Beige

AXA Aurora                        Spain          30% owned by AXA and 40%
                                                 by AXA Participations

Aurora Vida SA de Seguros y       Spain          97% owned by Aurora Iberica SA
Reaseguros                                       de Seguros y Reaseguros
                                                 1.5% by AXA

Hilo Direct Seguros y Reaseguros  Spain          71.4% by AXA Aurora

Ayuda Legal                       Spain          88% AXA Aurora Iberica SA de
                                                 Seguros y Reaseguros and 12%
                                                 by Aurora Vida

AXA Aurora Iberica SA             Spain          99.8% by AXA Aurora
de Seguros y Reaseguros

AXA Assicurazioni                 Italy          83.7% owned by AXA, 12% by
                                                 Grupo UAP Italiana, 2.2% by AXA
                                                 Conseil Vie and 2.1% by AXA
                                                 Collectives

Eurovita                          Italy          30% owned by AXA Assicurazioni
                                                 19% by AXA Conseil Vie and 19%
                                                 by AXA Collectives

Gruppo UAP Italia (GUI)           Italy          97% by AXA Participants and 3%
                                                 by AXA Collectives

UAP Vita                          Italy          62% by AXA

Allsecures Vita                   Italy          100% by AXA

AXA Equity & Law plc              U.K.           99.9% by AXA

AXA Equity & Law Life             U.K.           100% by Sun Life Holdings Plc
Assurance Society

Sun Life lle de Man               U.K.           100% owned by Sun Life
                                                 Assurance

AXA Global Risks                  U.K.           51% owned by AXA Global
                                                 Risks (France) and 49% by
                                                 AXA Courtage IARD

Sun Life and Provincial           U.K.           71.6% by AXA and AXA
Holdings (SLPH)                                  Equity & Law Plc

Sun Life Corporation Plc          U.K.           100% by AXA Sun Life Holdings
                                                 Plc

Sun Life Assurance Society Plc    U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Provincial Insurance          U.K.           100% by SLPH

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

Servco                            U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Sun Life Plc                  U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Leven                         The Nether-    100% by Nieuw Rotterdam
                                  lands          Verzekeringen

AXA Nederland BV                  The Nether-    55.4% by Royale Belge and 38.9%
                                  lands          by Gelderland BV

UNIROBE Groep BV                  The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding

AXA Levensverzekeringen           The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

AXA Schade                        The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

Societe Generale d'Assistance     The Nether-    100% by AXA Assistance Holding
                                  lands

Gelderland BV                     The Nether-    100% by Royale Belge
                                  lands

AXA Zorg                          The Nether-    108% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Portugal Companhia de         Portugal       96.2% by different companies
Serguros SA                                      of the AXA Group

AXA Portugal Companhia de         Portugal       87.6% by AXA Counseil Vie and
Serguros de Vida SA                              7.5% AXA Participations

AXA Compagnie d'Assurances        Switzerland    100% by AXA Participations

AXA Compagnie d'Assurances        Switzerland    95% by AXA Participations
sur la vie

AXA Al Amane Assurances           Morocco        52% by AXA Participations and
                                                 15% by Empargne Croissance

AXA Canada Inc.                   Canada         100% by AXA

Empargne Croissance               Morocco        99.3% by AXA Al Amane
                                                 Assurances

Colonia Nordstern Leben           Germany        50% by AXA - CKAG and 50% by
                                                 Colonia Nordstein Versicherungs

Kolnische Verwaltungs             Germany        67.7% by Vinci BV, 23% by AXA
                                                 Colonia Konzern AG and 8.8% by
                                                 AXA

Sicher Direkt Versicherung        Germany        50% by AXA Direct and 50% by
                                                 AXA - CKAG

AXA Colonia Krankenversicherung   Germany        51% by AXA - CKAG, 39.6% by AXA
                                                 Colonia Lebenversicherung and
                                                 12% by Deutsche
                                                 Arzleversicherung

Colonia Nordstern Versicherungs   Germany        100% by AXA - CKAG

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA non life Insurance Cy. Ltd    Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   Korea          50% by AXA
Insurance Co. Ltd.

Sime AXA Berhad                   Malaysia       30% owned by AXA and
                                                 AXA Reassurance

AXA Insurance Investment          Singapore      88.7% by AXA and 11.4% by AXA
Holdings Pte Ltd                                 Courtage IARD

AXA Life Insurance                Singapore      100% owned by AXA

AXA Insurance                     Hong Kong      82.5% owned by AXA Investment
                                                 Holdings Pte Ltd and 17.5% by
                                                 AXA

National Mutual Asia Ltd          Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

The Equitable Companies           U.S.A.         43% by AXA, Financiere 45,
Incorporated                                     3.2%, Lorfinance 6.4%, AXA
                                                 Equity & Law Life Association
                                                 Society 4.1% and AXA
                                                 Reassurance 2.9% and 0.4% by
                                                 Societe Beaujon

The Equitable Life Assurance      U.S.A.         100% owned by The Equitable
Society of the United States                     Companies Incorporated
(ELAS)

National Mutual Holdings Ltd      Australia      42.1% by AXA and 8.9% by AXA
                                                 Equity & Law Life Assurance
                                                 Society

The National Mutual Life          Australia      100% owned by National Mutual
Association of Australasia                       Holdings Ltd


National Mutual International     Australia      100% owned by National Mutual
                                                 Holdings Ltd

Australian Casualty & Life Ltd    Australia      100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health            Australia      100% owned by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Pte Ltd             Singapore      100% by AXA Insurance
                                                 Investment Holdings Pte Ltd

AXA Reinsurance Asia Pte Ltd      Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reassurance                   France         100% owned by AXA, AXA
                                                 Assurances IARD and AXA Global
                                                 Risks

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

AXA Reinsurance U.K. Plc          U.K.           100% owned by AXA Re U.K.
                                                 Holding

AXA Re U.K. Company Limited       U.K.           100% owned by AXA Reassurance


AXA Reinsurance Company           U.S.A.         100% owned by AXA America


AXA America                       U.S.A.         100% owned by AXA Reassurance

AXA Global Risks US               U.S.A.         96.4% by AXA Global Risks and
                                                 3.6% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% owned by AXA America

C.G.R.M.                          Monaco         100% owned by AXA Reassurance

Nordstern Colonia Osterreich      Austria        88.5% by Colonia Nordstern
                                                 Versicherungs and 11.5% by
                                                 Colonia Nordstern Leben

Royale Belge International        Belgium        100% by Royale Belge
                                                 Investissement

AXA Holding Belgium               Belgium        75% by AXA, 17.7% by AXA Global
                                                 Risks and 7.4% by various
                                                 companies of the Group

Assurances de la Poste            Belgium        50% by Royale Belge

Assurances de la Poste Vie        Belgium        50% by Royale Belge

AXA Asset Management LTD          U.K.           91% by AXA Investment Managers
                                                 and 9% by National Mutual Funds
                                                 Management

AXA Sun Life Holdings Plc         U.K.           100% by SLPH

                             AXA FINANCIAL BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         100% AXA and the Mutuelles
(C.F.P.)

AXA Banque                        France         98.7% owned by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% owned by Compagnie
                                                 Financiere de Paris

AXA Gestion FCP                   France         100% owned by AXA Investment
                                                 Managers Paris

Sofapi                            France         100% owned by Compagnie
                                                 Financiere de Paris

Soffim Holding                    France         100% owned by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de marches et              France         18.5% by AXA and 8.2% by AXA
d' arbitrage                                     Courtage, IARD

AXA Investment Managers           France         100% by various companies

AXA Investment Managers Paris     France         100% owned by AXA Investment
                                                 Managers

Colonia Bausbykasse               Germany        66.7% by AXA-CKAG and 31.1% by
                                                 Colonia Nordstern Leben

Banque IPPA                       Belgium        99.9% by Royale Belge

Royal Belge Investissement        Belgium        100% by Royale Belge

ANHYP                             Belgium        98.8% by Royale Belge

AXA Sun Life Asset Management     U.K.           66.7% owned by SLPH and 33.3%
                                                 by AXA Asset Management Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management       U.S.A.         57.7% held by ELAS

Donaldson Lufkin & Jenrette       U.S.A.         70.9% owned by Equitable
                                                 Holdings Corp. and ELAS

National Mutual Funds             Australia      100% owned by National
Management (Global) Ltd                          Mutual Holdings Ltd

                            AXA REAL ESTATE BUSINESS


COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Transaxim                         France         100% owned by Compagnie
                                                 Parisienne de Participations

Compagnie Parisienne de           France         100% owned by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         100% owned by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.9% by Colisee Suresnes

Colisee Delcasse                  France         100% by Colisee Suresnes

Colisee Victorie                  France         99.7% by S.G.C.I.

Colisee Suresnes                  France         100% by Various Companies and
                                                 the Mutuelle

Colisee 21 Matignon               France         99.4% by SGCI and 0.6% by AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges             France         100% by SGCI

AXA Millesimes                    France         92.9% owned by AXA and the
                                                 Mutuelles

AXA Immobiller                    France         100% by AXA

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.

3. All ownership interests on the chart are 100% common stock ownership except: (a) AXA Financial, Inc.'s (formerly The Equitable Companies Incorporated's) 41.8% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holdings, LLC's 34.4% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:


                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on October 1, 1999.

Item 31. Number of Contractowners


     As of August 31, 1999, the number of participants in the American Dental Association Members Programs offered by the Registrant was 25,806.


Item 32. Indemnification

    (a)  Equitable Life:

     The by-laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

     7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

     (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

    (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

   (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

            (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)

     The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)  Principal Underwriter:

     To the extent permitted by the laws of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC ("AXA Advisors," formerly EQ Financial Consultants, Inc.) undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, is or was a director or officer of AXA Advisors, LLC.


(c) Undertaking: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors and officers pursuant to the undertaking described above, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the interests, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.


Item 33. Business and Other Connections of Investment Adviser

     The Equitable Life Assurance Society of the United States ("Equitable") acts as the investment manager for Separate Account Nos. 3, 4, 190 and 191. With respect to Separate Account No. 191, Equitable acts as investment manager within guidelines established by the Trustees of the American Dental Association Members Retirement Trusts. Alliance Capital Management L.P. ("Alliance"), a publicly-traded limited partnership, is indirectly majority-owned by Equitable, provides personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account Nos. 3, 4 and 190 and the portion of Separate Account No. 191 which is invested in its Separate Account No. 2A, and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with Equitable. Both Equitable and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

     Information regarding the directors and principal officers of Equitable is provided in Item 29 of this Part C and is incorporated herein by reference.

          Set forth below is certain information regarding the directors and principal officers of Alliance Capital Management Corporation. The business address of the Alliance persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.


     (1)                           (2)                         (3)
                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------
Directors

*Dave H. Willams               Director and Chairman   See Column 2; Chief
                               of the Board            Executive Officer (until
                                                       January 1999); Director -
                                                       The Equitable Life
                                                       Assurance Society of the
                                                       United States ("Equitable
                                                       Life") and AXA Financial,
                                                       Inc. Senior Executive
                                                       Vice President and
                                                       Member of Executive
                                                       Committee - AXA (January
                                                       1997 to present).


 Luis Javier Bastida           Director                Chief Financial Officer
 Banco Bilbao Vizcaya                                  and Member of the
 Gran Via 1                                            Executive Committee -
 Planta 16 48001                                       Banco Bilbao Vizcaya,
 Bilbao, Spain                                         S.A.




                                     C-37



     (1)                           (2)                         (3)
                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------

*Donald H. Brydon           Director                   Chairman and Chief
                                                       Executive Officer -
                                                       AXA Investment Managers
                                                       S.A.

*Bruce W. Calvert           Director, Vice Chairman,   See Column 2; Chief
                            and Chief Executive        Investment Officer
                            Officer (January 1999      (until January 1999)
                            to present)





                                     C-38



     (1)                           (2)                         (3)
                            POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL          OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS            ALLIANCE                   WITHIN PAST 2 YEARS
----------------            --------                   -------------------

*John D. Carifa             Director, President and    See Column 2.
                            Chief Operating Officer

 Henri de Castries          Director                   Senior Executive Vice
 AXA                                                   President, Financial
 23, Avenue Matignon                                   Services and Life
 75008, Paris, France                                  Insurance Activities -
                                                       AXA and various positions
                                                       with AXA affiliated
                                                       companies; Director, Vice
                                                       Chairman (February 1996
                                                       to April 1998), and
                                                       Chairman (April 1998 to
                                                       present) - AXA Financial,
                                                       Inc.; Director -
                                                       Equitable Real Estate
                                                       Investment Management,
                                                       Inc. ("Equitable Real
                                                       Estate")(June 1993 to
                                                       June 1997), Donaldson
                                                       Lufkin & Jenrette, Inc.
                                                       ("DLJ"), and Equitable
                                                       Life.

 Kevin C. Dolan             Director                   Senior Vice President -
 AXA                                                   AXA; Chief Executive
 23, Avenue Matignon                                   Officer - AXA Investment
 75008, Paris, France                                  Managers Paris;
                                                       Director, Alliance
                                                       Capital Management, L.P.


 Denis Duverne              Director                   Senior Vice President
 AXA                                                   International (US - UK-
                                                       Benelux) AXA; Director -
 23, Avenue Matignon                                   Equitable Life (February
 75008, Paris, France                                  1998 to present) and DLJ.

 Alfred Harrison            Director, Vice Chairman    See Column 2.
 Alliance Capital
  Management L.P.
  601 Second Avenue South
  Suite 5000
  Minneapolis, MN 55402

 Herve Hatt                 Director                   Senior Vice President,
                                                       AXA.

 Michael Hegarty            Director                   President and Director
                                                       (January 1998 to
                                                       present), Chief Operating
                                                       Officer (February 1998 to
                                                       present) Equitable; prior
                                                       thereto, Vice Chairman
                                                       Chase Manhattan
                                                       Corporation.



                                      C-39




     (1)                           (2)                         (3)
                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------

 Benjamin D. Holloway          Director                Consultant to
 Continental Companies                                 Tishman/Speyer, Edward
 3250 Mary Street                                      Debartolo and The
 Miami, Florida 33133                                  Continental Companies.
                                                       Director - Rockefeller
                                                       Center Properties, Inc.;
                                                       Chairman - Duke
                                                       University Management
                                                       Corporation.

 Edward D. Miller              Director                Chairman (January 1998
 The Equitable Life Assurance                          to present) and Chief
 Society of the United States                          Executive Officer
 1290 Avenue of the Americas                           (August 1997 to present)
 New York, NY 10104                                    - Equitable Life and
                                                       prior thereto, President
                                                       (August 1997 to January
                                                       1998); Director,
                                                       President and Chief
                                                       Executive Officer - AXA
                                                       Financial, Inc. (all
                                                       August 1997 to present);
                                                       Senior Executive Vice
                                                       President and Member of
                                                       Executive Committee - AXA
                                                       (September 1997 to
                                                       present); Director - DLJ
                                                       (November 1997 to
                                                       present), AXA Canada
                                                       (September 1998 to
                                                       present), ACMC, Inc.
                                                       (March 1998 to present,
                                                       Equitable Capital
                                                       Management Corporation
                                                       ("ECMC") (March 1998 to
                                                       present); Chairman,
                                                       President and Chief
                                                       Executive Officer,
                                                       Equitable Investment
                                                       Corporation ("EIC")
                                                       (March 1998 to present);
                                                       Director - KeySpan
                                                       Energy.






                                      C-40



     (1)                           (2)                         (3)
                             POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                  WITHIN PAST 2 YEARS
----------------             --------                  -------------------

Peter D. Noris               Director                  Executive Vice President
The Equitable Life                                     and Chief Investment
  Assurance Society                                    Officer - Equitable
  of the United States                                 Life and AXA Financial,
1290 Avenue of the Americas                            Inc.; Director,Equitable
New York, NY 10104                                     Real Estate (July 1995 to
                                                       June 1997), EREIM
                                                       Managers Corp. (July 1997
                                                       to present), and EREIM LP
                                                       Corp. (October 1997 to
                                                       present)





                                      C-41



     (1)                           (2)                         (3)
                             POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                  WITHIN PAST 2 YEARS
----------------             --------                  -------------------

*Frank Savage                Director                  Chairman - Alliance
                                                       Capital Management
                                                       International;
                                                       Director - ACFG; Vice-
                                                       Chairman - ECMC;
                                                       Director - Lockheed
                                                       Martin Corporation, and
                                                       ARCO Chemical
                                                       Corporation and Qualcomm
                                                       Incorporated.





                                     C-42




     (1)                           (2)                         (3)
                             POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                  WITHIN PAST 2 YEARS
----------------             --------                  -------------------

Stanley B. Tulin             Director                  Director and Vice
The Equitable Life                                     Chairman (both February
  Assurance Society of                                 1998 to present) and
  the United States                                    Chief Financial Officer
1290 Avenue of the Americas                            (May 1996 to present) -
New York, NY 10104                                     Equitable Life, Senior
                                                       Executive Vice President
                                                       (May 1996 to February
                                                       1998); Executive Vice
                                                       President (May 1996 to
                                                       present) and Chief
                                                       Financial Officer (May
                                                       1997 to present) - AXA
                                                       Financial, Inc.; Director
                                                       - DLJ (June 1997 to
                                                       present); Director,
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       (July 1997 to present) -
                                                       ACMC, Inc.; Director,
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       (July 1997 to present) -
                                                       ECMC; Director, Executive
                                                       Vice President and Chief
                                                       Financial Officer (June
                                                       1997 to present) - EIC.

*Reba White Williams         Director                  Director of Special
                                                       Projects.

Robert B. Zoellick           Director                  Professor - The U.S.
Fannie Mae                                             Naval Academy (December
3900 Washington Avenue, NW                             1997 to present);
Washington, DC  20016                                  Executive Vice President
                                                       - Federal National
                                                       Mortgage Association
                                                       (May 1993 to December
                                                       1997).

OFFICERS

*David R. Brewer, Jr.        Senior Vice President,    See Column 2.
                             General Counsel and
                             Secretary

*Robert H. Joseph, Jr.       Senior Vice President &   See Column 2.
                             Chief Financial Officer



Item 34. Principal Underwriters

     (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a wholly owned subsidiary of Equitable, is the principal underwriter for its Separate Account A, Separate Account No. 301, Separate Account I and Separate Account FP. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

     (b) Incorporated herein by reference to Exhibit 29(b) to Registration Statement File No. 333-77117 on Form N-4, filed October 25, 1999.

     (c)  Not Applicable.

Item 35. Location of Accounts and Records

         The Equitable Life Assurance Society of the United States

         135 West 50th Street
         New York, New York 10020

         1290 Avenue of the Americas
         New York, New York 10104

         200 Plaza Drive
         Secaucus, New Jersey 07094


Item 36. Management Services

         Not applicable.

Item 37.  Undertakings

          The Registrant hereby undertakes the following:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include (1) as part of its applications to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
               (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     As required by the Securities Act of 1933, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York on the 25th day of October 1999.


                                  THE EQUITABLE LIFE ASSURANCE
                                  SOCIETY OF THE UNITED STATES
                                          (Depositor)


                                  By: /s/ Maureen K. Wolfson
                                  --------------------------
                                          Maureen K. Wolfson
                                          Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Edward D. Miller                      Chairman of the Board, Chief
                                       Executive Officer and Director

*Michael Hegarty                       President, Chief Operating Officer
                                       and Director


PRINCIPAL FINANCIAL OFFICER

*Stanley B. Tulin                      Vice Chairman of the Board,
                                       Chief Financial Officer and Director


PRINCIPAL ACCOUNTING OFFICER:

*  Alvin H. Fenichel                   Senior Vice President and
                                       Controller


*DIRECTORS:

Francoise Colloc'h    Donald J. Greene              George T. Lowy
Henri de Castries     John T. Hartley               Edward D. Miller
Joseph L. Dionne      John H.F. Haskell, Jr.        Didier Pineau-Valencienne
Denis Duverne         Michael Hegarty               George J. Sella, Jr.
Jean-Rene Fourtou     Mary R. (Nina) Henderson      Peter J. Tobin
Norman C. Francis     W. Edwin Jarmain              Stanley B. Tulin
                                                    Dave H. Williams

*By:/s/ Maureen K. Wolfson
   ----------------------------
        Maureen K. Wolfson
        Attorney-in-Fact

October 25, 1999

                                 EXHIBIT INDEX

Exhibit No.                                                           Page No.


13(h)     Consent of PricewaterhouseCoopers, LLP.

13(j)     Power of Attorney